Deferred Revenue (Details Textual) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Licenses Revenue	$ 0	$ 0	$ 3,402,377	$ 402,264